SUMMARY OF CARRYING AMOUNTS OF ASSET HELD FOR SALE (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Assets
Asset held for sale			$ 3,035
Total non-current assets held for sale			$ 3,035